Life insurance assets and life insurance liabilities - Liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of movements in policy liabilities
Balance as at beginning of year	$ 1,396	$ 7,377
Movements in policy liabilities reflected in the income statement	2	559
Contract contributions recognised in policy liabilities	1	368
Contract withdrawals recognised in policy liabilities	(15)	(8,322)
Contract fees, expenses and tax recoveries	(4)	(44)
Balances reclassified to liabilities held for sale (refer to Note 37)	(447)
Change in external unit holders of managed investment schemes	(933)	1,458
Balance as at end of year	0	1,396
Life investment contracts
Reconciliation of movements in policy liabilities
Balance as at beginning of year	1,887	8,206
Movements in policy liabilities reflected in the income statement	23	221
Contract contributions recognised in policy liabilities	1	368
Contract withdrawals recognised in policy liabilities	(15)	(8,322)
Contract fees, expenses and tax recoveries	(4)	(44)
Balances reclassified to liabilities held for sale (refer to Note 37)	(959)
Change in external unit holders of managed investment schemes	(933)	1,458
Balance as at end of year	0	1,887
Life insurance contracts
Reconciliation of movements in policy liabilities
Balance as at beginning of year	(491)	(829)
Movements in policy liabilities reflected in the income statement	(21)	338
Balances reclassified to liabilities held for sale (refer to Note 37)	512
Balance as at end of year	0	(491)
Parent Entity
Reconciliation of movements in policy liabilities
Balance as at beginning of year	0
Balance as at end of year	$ 0	$ 0